SIGNIFICANT ACCOUNTING POLICIES (Schedule of Depreciation Rates) (Details) - Net Book Value [Member]	12 Months Ended
Dec. 31, 2021
Computers and communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates (in %)	20-33
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates (in %)	6-15
Laboratory equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates (in %)	15-20